DEFERRED INCOME (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Contractual Liabilities (costumers contracts)		R$ 963,407	[1]	R$ 865,407	[1]	R$ 619,881
Sale of goods and fixed assets	[2]	68,699		78,027
Government grants		17,124		28,162
Other		37,373		11,827
Total		1,086,603		983,423
Current		960,078		845,645
Non-current		R$ 126,525		R$ 137,778

[1]	Refers to the balance of contractual liabilities of customers, deferred when they relate to performance obligations satisfied over time.
[2]	Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met